OTHER NON-CURRENT ASSETS OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]

(in thousands of $)	2013	2012
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 23)	—	1,819
Mark-to-market interest rate swaps valuation (see note 23)	5,335	—
Methane Princess Lease security deposit movements (see note 24(h))	4,257	—
Other long-term assets	5,969	3,460
	15,561	5,279